Contingencies - Additional Information (Detail) - USD ($) $ in Millions		1 Months Ended	36 Months Ended
	Dec. 31, 2023	Jun. 30, 2025	May 31, 2025
Disclosure of analysis of single amount of discontinued operations [line items]
Diverted profits tax paid	$ 430
Contingent liability for guarantees [member] | Three Times Square Associates LLC [Member] | Thomson Reuters And Rudin [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Notional amount		$ 385	$ 415
Borrowings term		2 years	3 years
Borrowings expiration month and year		2027-06
Percentage of minimum economic exposure for the joint and several obligations		50.00%
Contingent liability for guarantees [member] | Three Times Square Associates LLC [Member] | Thomson Reuters [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Percentage of guarantee		50.00%
Contingent liability for guarantees [member] | Three Times Square Associates LLC [Member] | Rudin [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Percentage of guarantee		50.00%
Syndicated Credit Facility [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loan commitments		$ 2,000